Shareholders’ Deficit - CANTOR EQUITY PARTNERS II, INC. (Details)			1 Months Ended	2 Months Ended
	May 01, 2025 shares	Jun. 06, 2024 shares	Nov. 30, 2020 shares	Dec. 31, 2025 votes $ / shares shares	Mar. 31, 2026 votes $ / shares shares	Oct. 27, 2025 $ / shares	Oct. 17, 2025 $ / shares shares	May 02, 2025 shares	Apr. 30, 2025 shares	Dec. 31, 2024 shares	Jun. 05, 2024 shares	Jun. 04, 2024 shares
Class of Stock [Line Items]
Common stock, shares authorized (in shares)				10,000	10,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001		$ 0.0001
Common stock issued (in shares)				10,000	10,000		10,000
Stock issued during period (in shares)				10,000
CANTOR EQUITY PARTNERS II, INC.
Class of Stock [Line Items]
Conversion of shares, percentage				20.00%	20.00%
Preferred stock, shares authorized (in shares)				5,000,000	5,000,000
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Preferred stock, shares outstanding (in shares)				0	0					0
Preferred stock, shares issued (in shares)				0	0					0
Class A | CANTOR EQUITY PARTNERS II, INC.
Class of Stock [Line Items]
Common stock, shares authorized (in shares)				500,000,000	500,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Common stock outstanding (in shares)				580,000	580,000					0
Common stock issued (in shares)				580,000	580,000					0
Shares subject to redemption (in shares)				24,000,000	24,000,000					0
Class B | CANTOR EQUITY PARTNERS II, INC.
Class of Stock [Line Items]
Common stock, shares authorized (in shares)				50,000,000	50,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Common stock outstanding (in shares)		5,000,000		6,000,000	6,000,000			6,000,000	5,000,000	6,000,000	14,375,000
Common stock issued (in shares)	1,000,000	9,375,000		6,000,000	6,000,000					6,000,000
Stock issued during period (in shares)	1,000,000		14,375,000
Number of votes per each share (in votes) | votes				1	1
Shares surrendered (in shares)		9,375,000
Class B | CANTOR EQUITY PARTNERS II, INC. | Maximum
Class of Stock [Line Items]
Common stock outstanding (in shares)	6,000,000											14,375,000
Class B | CANTOR EQUITY PARTNERS II, INC. | Minimum
Class of Stock [Line Items]
Common stock outstanding (in shares)	5,000,000											5,000,000